UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5877

Dreyfus Strategic Municipal Bond Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	8/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
August 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--147.1%	Rate (%)	Date	Amount ($)	Value ($)
Alaska--2.1%
Alaska Housing Finance
Corporation, General Mortgage
Revenue (Insured; National
Public Finance Guarantee Corp.)	6.05	6/1/39	3,970,000	3,970,000
Alaska Housing Finance
Corporation, Single-Family
Residential Mortgage Revenue
(Veterans Mortgage Program)	6.25	6/1/35	3,975,000	4,006,720
Arizona--2.5%
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/33	6,010,000	6,482,266
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.50	7/1/26	4,000,000	3,027,400
Arkansas--.5%
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized: FNMA and GNMA)	6.25	1/1/32	2,015,000	2,055,481
California--17.5%
Beverly Hills Unified School
District, GO	0.00	8/1/30	8,000,000 a	2,552,880
California,
GO (Various Purpose)	5.75	4/1/31	7,800,000	8,174,166
California,
GO (Various Purpose)	5.00	11/1/32	2,600,000	2,526,836
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000	5,545,200
California Department of Veteran

Affairs, Home Purchase Revenue	5.20	12/1/28	2,950,000	2,950,914
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	5,000,000	5,284,500
California Enterprise Development
Authority, Sewage Facilities
Revenue (Anheuser-Busch
Project)	5.30	9/1/47	1,000,000	821,500
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)
(Prerefunded)	6.25	12/1/09	3,750,000 b	3,842,625
California Housing Finance Agency,
Home Mortgage Revenue	5.05	8/1/27	2,500,000	2,153,850
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc.
Project)	5.13	11/1/23	1,500,000	1,400,910
California Statewide Communities
Development Authority,
Environmental Facilities
Revenue (Microgy Holdings
Project)	9.00	12/1/38	2,000,000	1,603,760
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	10,535,000	8,462,133
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/34	2,885,000	2,932,141
Sacramento City Unified School
District, GO (Insured; FSA)	0.00	7/1/24	5,220,000 a	2,151,005
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	4,000,000	4,048,800
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000	2,547,400
Santa Margarita/Dana Point
Authority, Revenue (Santa

Margarita Water District
Improvement Districts Numbers
2,3 and 4)	5.13	8/1/38	5,000,000	5,091,100
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	15,290,000 a	1,466,005
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.88	1/1/29	2,000,000	2,091,140
Colorado--3.5%
Colorado Health Facilities
Authority, Revenue (American
Baptist Homes of the Midwest
Obligated Group)	5.90	8/1/37	2,500,000	1,825,375
Colorado Health Facilities
Authority, Revenue (American
Housing Foundation I, Inc.
Project) (Prerefunded)	8.50	12/1/11	1,870,000 b	2,150,051
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	1,375,000	1,448,507
Northwest Parkway Public Highway
Authority, Revenue
(Prerefunded)	7.13	6/15/11	7,000,000 b	7,806,960
Connecticut--3.7%
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.95	9/1/28	9,000,000	8,924,220
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	4,985,000	4,801,552
District of Columbia--1.5%
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco

Settlement Asset-Backed Bonds	0.00	6/15/46	104,040,000 a	3,123,281
Metropolitan Washington Airports
Authority, Special Facility
Revenue (Caterair
International Corporation)	10.13	9/1/11	2,400,000	2,352,768
Florida--5.6%
Florida Housing Finance
Corporation, Housing Revenue
(Seminole Ridge Apartments)
(Collateralized; GNMA)	6.00	4/1/41	6,415,000	6,484,474
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	2,875,000	2,712,103
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	3,675,000	3,677,609
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Prerefunded)	6.00	10/1/09	70,000 b	71,021
Orange County Health Facilities
Authority, Revenue (Adventist
Health System) (Prerefunded)	6.25	11/15/12	3,000,000 b	3,380,910
Orange County School Board,
COP (Master Lease Purchase
Agreement) (Insured; Assured
Guaranty)	5.50	8/1/34	4,500,000	4,663,710
Georgia--3.0%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/28	4,865,000	5,029,096
Augusta,
Airport Revenue	5.45	1/1/31	2,500,000	1,884,300
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	2,060,000	1,949,790
Savannah Economic Development
Authority, EIR (International
Paper Company Project)	6.20	8/1/27	2,670,000	2,522,456
Idaho--.1%

Idaho Housing and Finance
Association, SFMR
(Collateralized; FNMA)	6.35	1/1/30	220,000	220,935
Illinois--4.8%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.25	10/1/32	1,340,000	1,377,064
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)
(Prerefunded)	6.13	11/15/10	5,000,000 b	5,335,750
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)
(Prerefunded)	6.25	11/15/09	10,900,000 b	11,137,293
Indiana--1.7%
Franklin Township School Building
Corporation, First Mortgage
Bonds (Prerefunded)	6.13	7/15/10	6,000,000 b	6,421,080
Kentucky--.3%
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary's HealthCare, Inc.
Project)	6.13	2/1/37	1,000,000	1,016,690
Louisiana--2.4%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	1,987,000	1,569,035
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000	3,611,120
West Feliciana Parish,
PCR (Entergy Gulf States
Project)	7.00	11/1/15	1,270,000	1,269,949
West Feliciana Parish,
PCR (Entergy Gulf States

Project)	6.60	9/1/28	2,545,000	2,545,764
Maryland--1.3%
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	2,550,000	1,677,518
Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates
Limited Partnership Facility)	8.75	11/15/10	3,710,000	3,315,367
Massachusetts--5.8%
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; Assured
Guaranty)	6.13	1/1/22	8,000,000	8,356,560
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)
(Prerefunded)	9.00	12/15/12	1,900,000 b	2,290,412
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	115,000	118,248
Massachusetts Housing Finance
Agency, Housing Revenue	7.00	12/1/38	5,000,000	5,491,850
Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	6,000,000	5,566,320
Michigan--5.2%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; FSA)	7.50	7/1/33	3,500,000	4,148,865
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	4,000,000	2,942,040
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	7,720,000	6,466,504
Royal Oak Hospital Finance
Authority, HR (William

Beaumont Hospital Obligated
Group)	8.00	9/1/29	5,000,000	5,743,950
Minnesota--.2%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	1,105,000	902,498
Mississippi--1.1%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.90	5/1/22	4,260,000	4,000,992
Missouri--1.5%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (BJC Health
System)	5.25	5/15/32	5,525,000	5,548,537
Nebraska--.2%
Nebraska Investment Finance
Authority, SFMR	9.63	3/1/26	600,000 c,d	610,770
Nevada--3.5%
Clark County,
IDR (Nevada Power Company
Project)	5.60	10/1/30	5,500,000	4,780,985
Washoe County,
GO Convention Center Revenue
(Reno-Sparks Convention and
Visitors Authority) (Insured;
FSA) (Prerefunded)	6.40	1/1/10	8,000,000 b	8,159,520
New Hampshire--3.8%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	5/1/21	2,690,000	2,724,432
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	5/1/21	6,000,000	6,076,800
New Hampshire Industrial

Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,400,000	5,406,318
New Jersey--5.3%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.50	12/15/29	5,000,000	5,371,500
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/19	2,620,000	2,267,636
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	250,000	198,935
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	10,095,000 b	12,093,507
New York--8.7%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	10,000,000 d,e	10,687,950
Long Island Power Authority,
Electric System General Revenue	6.25	4/1/33	3,000,000	3,387,450
Metropolitan Transportation
Authority, Transportation
Revenue	6.25	11/15/23	8,425,000	9,517,386
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.75	8/1/31	5,000,000	4,277,650
New York State Dormitory
Authority, Revenue (Marymount
Manhattan College) (Insured;
Radian)	6.25	7/1/29	4,000,000	4,036,720
New York State Dormitory

Authority, Revenue (Suffolk
County Judicial Facility)	9.50	4/15/14	605,000	790,420
North Carolina--1.3%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	6.70	1/1/19	2,500,000	2,543,200
North Carolina Housing Finance
Agency, Home Ownership Revenue	5.88	7/1/31	2,365,000	2,368,737
Ohio--1.4%
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	3,500,000	3,555,545
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	2,530,000	1,642,400
Rhode Island--1.5%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured Guaranty)	7.00	5/15/39	5,000,000	5,647,650
South Carolina--4.1%
Greenville Hospital System,
Hospital Facilities Revenue
(Insured; AMBAC)	5.50	5/1/26	7,000,000	7,117,250
Richland County,
EIR (International Paper
Company Project)	6.10	4/1/23	8,500,000	8,146,995
Tennessee--4.8%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance) (Prerefunded)	7.50	7/1/12	2,000,000 b	2,289,080
Johnson City Health and

Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance) (Prerefunded)	7.50	7/1/12	4,875,000 b	5,579,633
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball Foundation
Project)	6.50	9/1/28	6,000,000 f	2,837,940
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/29	2,500,000	2,777,875
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	3,000,000	3,268,860
Tennessee Housing Development
Agency, Homeownership Program
Revenue	6.00	1/1/28	1,320,000	1,342,361
Texas--27.3%
Brazos River Authority,
PCR (TXU Electric Company
Project)	8.25	5/1/33	2,500,000	1,308,850
Brazos River Harbor Navigation
District, Revenue (The Dow
Chemical Company Project)	5.13	5/15/33	5,000,000	3,978,200
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	3,000,000	2,844,300
Gregg County Health Facilities
Development Corporation, HR
(Good Shepherd Medical Center
Project) (Insured; Radian)
(Prerefunded)	6.38	10/1/10	2,500,000 b	2,662,200
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy

Holdings Project)	7.00	12/1/36	5,000,000	2,203,200
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.25	12/1/35	9,290,000	10,214,820
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	6.38	6/1/11	7,000,000 b	7,727,650
Harris County Hospital District,
Senior Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	2/15/42	5,000,000	4,803,600
Harris County-Houston Sports
Authority, Third Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	11/15/31	9,685,000 a	1,916,758
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty)	6.00	11/15/36	5,000,000	5,648,800
Lubbock Housing Financing
Corporation, SFMR
(Collateralized: FNMA and GNMA)	6.70	10/1/30	845,000	886,870
Matagorda County Navigation
District Number One, Revenue
(Houston Lighting and Power
Company Project) (Insured;
AMBAC)	5.13	11/1/28	4,295,000	3,592,810
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty)	5.75	1/1/40	14,705,000	15,519,804
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	6,650,000	6,566,942
Sabine River Authority,
PCR (TXU Electric Company
Project)	6.45	6/1/21	4,900,000	2,222,885
Texas
(Veterans' Land)	6.00	12/1/30	3,935,000	3,958,531
Texas,

GO (Veterans Housing
Assistance Program)
(Collateralized; FHA)	6.10	6/1/31	8,510,000	8,521,659
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	12.01	7/2/24	850,000 c	954,321
Texas Department of Housing and
Community Affairs, Residential
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.35	7/1/33	5,035,000	5,037,215
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.25	8/15/42	5,375,000	4,933,014
Tomball Hospital Authority,
Revenue (Tomball Regional
Hospital)	6.00	7/1/25	4,650,000	3,842,574
Willacy County Local Government
Corporation, Project Revenue	6.88	9/1/28	4,000,000	3,139,200
Virginia--6.9%
Henrico County Industrial
Development Authority, Revenue
(Bon Secours Health System)
(Insured; FSA)	11.09	8/23/27	7,350,000 c	8,261,033
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	5,250,000	5,674,620
Virginia Housing Development
Authority, Rental Housing
Revenue	6.20	8/1/24	8,520,000	8,610,823
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.75	7/1/38	3,000,000	3,345,690
Washington--4.4%
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)

(Collateralized; FHA)	6.25	8/1/36	6,000,000	6,404,940
Washington Higher Educational
Facilities Authority, Revenue
(Whitman College) (Prerefunded)	5.88	10/1/09	10,000,000 b	10,046,100
Wisconsin--7.4%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	6,455,000	7,080,941
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/12	14,570,000 b	16,653,364
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000	4,006,000
U.S. Related--2.2%
Government of Guam,
GO	7.00	11/15/39	1,500,000	1,512,285
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	1,500,000	1,428,735
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	5,000,000	5,223,850
Total Long-Term Municipal Investments
(cost $565,841,130)				551,309,345
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.2%	Rate (%)	Date	Amount ($)	Value ($)
Idaho;
Idaho Health Facilities Authority,
Revenue (Saint Luke's Regional
Medical Center Project)
(Insured; FSA and Liquidity
Facility; Bank of Montreal)
(cost $700,000)	0.20	9/1/09	700,000 [g]	700,000
Total Investments (cost $566,541,130)			147.3%	552,009,345
Cash and Receivables (Net)			2.3%	8,747,718
Preferred Stock, at redemption value			(49.6%)	(186,000,000)

Net Assets Applicable to Common Shareholders	100.0%	374,757,063

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Inverse floater security--the interest rate is subject to change periodically.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities amounted to $11,298,720 or 3.0% of net assets applicable to Common Shareholders.
e	Collateral for floating rate borrowings.
f	Non-income producing--security in default.
g	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $566,541,130. Net unrealized depreciation on investments was $14,531,785 of which $27,194,301 related to appreciated investment securities and $41,726,086 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

	Level 1 -Quoted Level 2 - Other Significant		Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	552,009,345	-	552,009,345
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in municipal debt securities are valued on the last business day of each week and month by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal securities and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on the last business day of each week and month.

Inverse Floater Securities: The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 28, 2009

EXHIBIT INDEX

            (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)